ORDINARY SHARES CONTIGENTLY REDEEMABLE	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES CONTIGENTLY REDEEMABLE
ORDINARY SHARES CONTIGENTLY REDEEMABLE

30. ORDINARY SHARES CONTIGENTLY REDEEMABLE

In 2024, the Group issued restricted shares in exchange for investment, and the investees have the right to force redemption or cancel all or a portion of the Company’s consideration shares which remain locked up and are held by investees. For Beijing Naonao, Beijing Naonao has the right to force redemption or cancel all or a portion of the Company’s consideration shares which remain locked up and are held by Beijing Naonao. For Shenma Limited, Shenma has the right to force redemption or repurchase from the Company of their restricted shares or cancel all or a portion of the Company’s consideration shares which remain locked up and are held by Shenma,. Accordingly, the Company’s consideration shares are redeemable and are presented as a temporary equity in the mezzanine section of the balance sheet. The total redeemable restricted shares as of December 31, 2024, amounted to 669,171,000.

Ordinary shares contingently redeemable is as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Ordinary shares contingently redeemable ending balance	—	102,638	14,061